Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($)		6 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues		$ 26,947,183	$ 38,876,968
Cost of revenues
Total cost of revenues		20,371,994	27,738,882
Gross profit		6,575,189	11,138,086
Operating expenses
Sales and marketing expenses		8,100,026	8,340,234
General and administrative expenses		2,786,747	3,359,946
Total operating expenses		10,886,773	11,700,180
Loss from operations		(4,311,584)	(562,094)
Other income (expenses), net
Interest income		127,142	96,111
Interest expenses		(385,524)	(375,846)
Amortization of financing cost		(623,801)	(641,576)
Fair value loss – financial instruments			(1,621,836)
Other income, net		274	52,341
Total other expenses, net		(881,909)	(2,490,806)
Loss before income taxes		(5,193,493)	(3,052,900)
Income tax expense			(263,228)
Net loss		(5,193,493)	(3,316,128)
Including:
Net loss attributable to the Company’s shareholders		(5,169,892)	(3,202,169)
Net loss attributable to non-controlling interests		(23,601)	(113,959)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil tax		687,989	(2,131,493)
Total comprehensive loss		$ (4,505,504)	$ (5,447,621)
Net loss per share—basic (in Dollars per share)		$ (1.97)	$ (26.57)
Weighted average number of ordinary shares outstanding—basic (in Shares)	[1]	2,634,729	124,799
Installation and maintenance
Revenues
Total revenues		$ 15,151,510	$ 24,301,679
Cost of revenues
Total cost of revenues		11,201,726	16,075,215
Housekeeping
Revenues
Total revenues		7,530,605	8,990,258
Cost of revenues
Total cost of revenues		6,707,480	7,762,831
Senior care services
Revenues
Total revenues		3,131,146	3,557,245
Cost of revenues
Total cost of revenues		1,719,011	2,175,931
Sales of pharmaceutical products
Revenues
Total revenues		190,297	1,380,344
Cost of revenues
Total cost of revenues		43,241	1,251,406
Educational consulting services
Revenues
Total revenues		943,625	647,442
Cost of revenues
Total cost of revenues		$ 700,536	$ 473,499

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.